Income Taxes Narrative - Income Tax Contingency (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Income tax expense (benefit)	$ 10,707,000	$ 12,805,000	$ 12,106,000	$ 21,716,000	$ 21,300,000
Unrecognized tax benefits	13,800,000		13,591,000	14,039,000	16,387,000	14,411,000
Accrued interest and penalties related to uncertain tax positions	2,300,000		2,400,000	4,100,000
Portion of unrecognized tax benefits, including accrued interest and penalties, that if recognized, would impact the effective tax rate	14,000,000		13,800,000	15,200,000
Reasonably possible change in unrecognized tax benefits, lower bound	500,000		400,000
Reasonably possible change in unrecognized tax benefits, upper bound	600,000		500,000
Income tax penalties and interest expense			(600,000)	900,000	2,100,000
Other long-term liabilities, net
Income Tax Contingency [Line Items]
Unrecognized tax benefits	800,000		1,000,000	1,500,000
Accrued and other current liabilities
Income Tax Contingency [Line Items]
Unrecognized tax benefits	800,000		900,000	2,500,000
Deferred income tax liabilities
Income Tax Contingency [Line Items]
Unrecognized tax benefits	12,200,000		11,700,000	10,000,000
Undistributed Earnings [Member]
Income Tax Contingency [Line Items]
Income tax expense (benefit)			$ 0